Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Disclosure of assets measured at fair value, reconciliation of changes in items and assets not measured at fair value	The following table shows the fair value hierarchy, based on observable and unobservable inputs, for financial assets and liabilities measured at fair value on a recurring basis:

		At December 31,
		2023				2022
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		(€ million)
Financial securities and equity instruments measured at FVOCI	13	€110	€23	€282	€415	€99	€19	€40	€158
Financial securities and equity instruments measured at FVPL	13	1,041	—	883	1,924	726	—	214	940
Derivative financial assets	17	—	40	—	40	2	30	2	34
Derivative operating assets	17	—	208	—	208	—	873	—	873
Collateral deposits	13	108	—	—	108	51	—	—	51
Receivables from financing activities	16	—	—	117	117	—	—	259	259
Trade receivables	16	—	49	—	49	—	1	—	1
Other receivables	16	—	—	76	76	—	—	89	89
Money market securities	18	17,691	—	—	17,691	20,869	—	1	20,870
Total Assets		€18,950	€320	€1,358	€20,628	€21,747	€923	€605	€23,275
Derivative financial liabilities	17	—	39	—	39	—	18	—	18
Derivative operating liabilities	17	—	1,005	40	1,045	—	883	49	932
Total Liabilities		€—	€1,044	€40	€1,084	€—	€901	€49	€950
The following table provides a reconciliation of the changes in items measured at fair value and categorized within
Level 3:

	Receivables from financing activities	Financial securities	Derivative financial assets/ (liabilities)	Collateral deposits	Money market securities	Other receivables
	(€ million)
At January 1, 2023	€259	€254	€(48)	€—	€1	€89
Change in scope of consolidation		(28)
Gains/(Losses) recognized in Consolidated Income Statement	—	1	—	—	—	(13)
Losses recognized in Other comprehensive income/(loss)	—	(151)	8	—	—	—
Issues/Settlements	(142)	—	—	—	—	—
Purchases/Sales	—	1,089	—	—	—	—
Transfers to Assets/(Liabilities) held for sale	—	—	—	—	—	—
Transfers from Level 3	—	—	—	—	(1)	—
At December 31, 2023	€117	€1,165	€(40)	€—	€—	€76

	Receivables from financing activities	Financial securities	Derivative financial assets/ (liabilities)	Collateral deposits	Money market securities	Other receivables
	(€ million)
At January 1, 2022	€252	€142	€(11)	€15	€12	€134
Gains recognized in Other comprehensive income/(loss)	—	5	4	—	—	20
Losses recognized in Consolidated Income Statement	—	—	(41)	—	—	—
Issues/Settlements	7	—	—	—	—	—
Purchases/Sales	—	58	—	—	(11)	—
Transfers to Assets/(Liabilities) held for sale	—	—	—	—	—	—
Transfers from Level 3	—	49	—	(15)	—	(65)
At December 31, 2022	€259	€254	€(48)	€—	€1	€89
The following table provides the carrying amount and fair value of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31,
		2023		2022
	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
		(€ million)
Dealer financing		€2,188	€2,184	€1,370	€1,365
Retail financing		5,505	5,364	2,475	2,301
Finance lease		133	133	7	7
Other receivables from financing activities		1,051	1,063	595	564
Total Receivables from financing activities(1)	16	€8,877	€8,744	€4,447	€4,237

Asset-backed financing		€4,778	€4,772	€1,655	€1,629
Notes		18,215	17,391	19,265	17,321
Borrowings from banks & Other debt		4,312	4,274	3,974	3,901
Total Debt, excluding Lease liabilities	22	€27,305	€26,437	€24,894	€22,851
______________________________________________________________________________________________________________________________
(1) Amount excludes receivables measured at FVPL

Disclosure of liabilities measured at fair value, reconciliation of changes in items and liabilities not measured at fair value	The following table shows the fair value hierarchy, based on observable and unobservable inputs, for financial assets and liabilities measured at fair value on a recurring basis:

		At December 31,
		2023				2022
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		(€ million)
Financial securities and equity instruments measured at FVOCI	13	€110	€23	€282	€415	€99	€19	€40	€158
Financial securities and equity instruments measured at FVPL	13	1,041	—	883	1,924	726	—	214	940
Derivative financial assets	17	—	40	—	40	2	30	2	34
Derivative operating assets	17	—	208	—	208	—	873	—	873
Collateral deposits	13	108	—	—	108	51	—	—	51
Receivables from financing activities	16	—	—	117	117	—	—	259	259
Trade receivables	16	—	49	—	49	—	1	—	1
Other receivables	16	—	—	76	76	—	—	89	89
Money market securities	18	17,691	—	—	17,691	20,869	—	1	20,870
Total Assets		€18,950	€320	€1,358	€20,628	€21,747	€923	€605	€23,275
Derivative financial liabilities	17	—	39	—	39	—	18	—	18
Derivative operating liabilities	17	—	1,005	40	1,045	—	883	49	932
Total Liabilities		€—	€1,044	€40	€1,084	€—	€901	€49	€950
The following table provides a reconciliation of the changes in items measured at fair value and categorized within
Level 3:

	Receivables from financing activities	Financial securities	Derivative financial assets/ (liabilities)	Collateral deposits	Money market securities	Other receivables
	(€ million)
At January 1, 2023	€259	€254	€(48)	€—	€1	€89
Change in scope of consolidation		(28)
Gains/(Losses) recognized in Consolidated Income Statement	—	1	—	—	—	(13)
Losses recognized in Other comprehensive income/(loss)	—	(151)	8	—	—	—
Issues/Settlements	(142)	—	—	—	—	—
Purchases/Sales	—	1,089	—	—	—	—
Transfers to Assets/(Liabilities) held for sale	—	—	—	—	—	—
Transfers from Level 3	—	—	—	—	(1)	—
At December 31, 2023	€117	€1,165	€(40)	€—	€—	€76

	Receivables from financing activities	Financial securities	Derivative financial assets/ (liabilities)	Collateral deposits	Money market securities	Other receivables
	(€ million)
At January 1, 2022	€252	€142	€(11)	€15	€12	€134
Gains recognized in Other comprehensive income/(loss)	—	5	4	—	—	20
Losses recognized in Consolidated Income Statement	—	—	(41)	—	—	—
Issues/Settlements	7	—	—	—	—	—
Purchases/Sales	—	58	—	—	(11)	—
Transfers to Assets/(Liabilities) held for sale	—	—	—	—	—	—
Transfers from Level 3	—	49	—	(15)	—	(65)
At December 31, 2022	€259	€254	€(48)	€—	€1	€89
The following table provides the carrying amount and fair value of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31,
		2023		2022
	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
		(€ million)
Dealer financing		€2,188	€2,184	€1,370	€1,365
Retail financing		5,505	5,364	2,475	2,301
Finance lease		133	133	7	7
Other receivables from financing activities		1,051	1,063	595	564
Total Receivables from financing activities(1)	16	€8,877	€8,744	€4,447	€4,237

Asset-backed financing		€4,778	€4,772	€1,655	€1,629
Notes		18,215	17,391	19,265	17,321
Borrowings from banks & Other debt		4,312	4,274	3,974	3,901
Total Debt, excluding Lease liabilities	22	€27,305	€26,437	€24,894	€22,851
______________________________________________________________________________________________________________________________
(1) Amount excludes receivables measured at FVPL